BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized shares	5,000,000	5,000,000	5,000,000
Preferred stock, issued shares	0	0	0
Preferred stock, outstanding shares	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized shares	45,000,000	45,000,000	45,000,000
Common stock, issued shares	9,054,000	9,054,000	9,054,000
Common stock, outstanding shares	9,054,000	9,054,000	9,054,000